PGIM Select Real Estate Fund Expense Example, No Redemption - PGIM Select Real Estate Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 675
Expense Example, No Redemption, 3 Years	1,007
Expense Example, No Redemption, 5 Years	1,362
Expense Example, No Redemption, 10 Years	2,360
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	752
Expense Example, No Redemption, 5 Years	1,323
Expense Example, No Redemption, 10 Years	2,645
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	107
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	593
Expense Example, No Redemption, 10 Years	1,314
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	103
Expense Example, No Redemption, 3 Years	322
Expense Example, No Redemption, 5 Years	558
Expense Example, No Redemption, 10 Years	$ 1,236